Condensed consolidated interim Statements of Cash Flows - CAD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Loss for the period	$ (4,029,455)	$ (2,817,710)
Add non-cash items:
Amortization	242,770	290,925
Share-based compensation	263,672	192,514
Accrued interest	526,348	18,489
Shares issued in lieu of consulting fees	1,521,667	428,000
Unrealized foreign exchange gain	21,915	0
Impairment of asset	9,404	0
Fair value of derivative	94,779	0
Changes in non-cash working capital items
Sales tax payable	139,736	128,568
Prepaid expenses	(214,921)	(16,776)
Accounts receivable	9,643	351,729
Accounts payable and accrued liabilities	(162,608)	373,452
Net cash flows used in operating activities	(1,577,050)	(1,050,809)
Investing activity
Acquisition of Trucking	(882,569)	0
Cash acquired on business combination	149,386	0
Purchase of vehicles	(43,038)	0
Net cash flows provided by investing activity	(776,221)	0
Financing activities
Convertible note	2,346,829	982,280
Exercise of options	9,000	0
Exercise of warrants	98,550	0
Lease payments	(195,352)	(266,443)
Advances of loans receivable	(28,051)	0
Subscriptions received	0	58,650
Net cash flows provided by financing activities	2,230,976	774,487
Foreign exchange on cash	32,885	0
Change in cash during the period	(89,410)	(276,322)
Cash - beginning of the period	255,668	295,593
Cash - end of the period	166,258	19,271
Supplemental cash flow information:
Income taxes paid	0	0
Interest paid	$ 25,598	$ 25,451